UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X_ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

________January 1, 2018_______ to ______December 31, 2018

Date of Report (Date of earliest event reported) _____February 13, 2019

Commission File Number of securitizer: _____025-01726

Central Index Key Number of securitizer: _____0001630159

                         John Eisinger, (303) 398-2960
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)1 [X]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: __________________

                                   First National Holdings LLC
(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________________
Central Index Key Number of underwriter (if applicable):  __________________

_____________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

1 Securitizer is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
N/A
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Pursuant to Rule 15Ga-1(c)(3), securitizer is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1.  The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer was April 10, 2018.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2019

FIRST NATIONAL HOLDINGS LLC
(Securitizer)
By: /s/ John Eisinger
Name: John Eisinger
Title: President